Interest in equity investees	12 Months Ended
May 31, 2020
Disclosure of associates [abstract]
Interest in equity investees
12.	Interest in equity investees

Althea Group Holdings Ltd. (“Althea”)
As at May 31, 2020 the Company held 12,250,000 common shares of Althea (May 31, 2019
-
 50,750,000) representing an ownership interest of below 10% (May 31, 2019 - 25%).
On July 25, 2019 Althea issued 30,000,000 common shares for gross proceeds of $30,000 AUD. During the first quarter of the 2020 fiscal year, the Company sold 652,094 common shares in Althea reducing the Company’s ownership interest in Althea to 21.5% (Note 27). The Company also relinquished its board representation and ability to participate in Althea’s policy making process. As a result of these transactions, the Company ceased to account for this investment as an equity investee. In accordance with IAS 28, the Company recognized a gain on the change from equity accounting to fair value through profit and loss of $24,255 and reclassified its ownership interest to long-term investments (Note 13 and 27).